5. PROFIT SHARING PLAN (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Compensation and Retirement Disclosure [Abstract]
Employer matching contribution	$ 0	$ 0